Schedule of Deferred Tax Assets and Liabilities (Details)	12 Months Ended
Jan. 31, 2015 USD ($)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 8,853,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	10,243,000
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	(8,853,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	(10,243,000)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	$ 0